Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between income tax benefit at the U.S. federal statutory rate
Tax benefit at U.S. federal statutory rate	$ (10,958,402)	$ (4,490,789)
Increase in domestic valuation allowance	8,880,185	5,077,136
State income tax benefit before valuation allowance, net of federal benefit	(1,370,399)	(789,894)
Derivative revaluation expense	1,908,031
Warrant revaluation expense	1,666,943	162,831
Other	(126,358)	40,716
Total Income taxes	$ 0	$ 0